ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 25.4%
	AUSTRALIA — 0.1%
109,513	Goodman Group - REIT	$1,600,803
1,818	Newcrest Mining Ltd.	36,283
		1,637,086
	BELGIUM — 0.2%
17,094	Colruyt S.A.	1,009,751
5,566	Proximus SADP	109,947
11,339	UCB S.A.	1,171,289
		2,290,987
	BERMUDA — 0.5%
34,077	Arch Capital Group Ltd.*	1,229,157
2,589	Everest Re Group Ltd.	606,059
106,265	Hongkong Land Holdings Ltd.	438,892
18,282	IHS Markit Ltd.	1,642,272
10,000	Jardine Matheson Holdings Ltd.	559,381
14,000	Jardine Strategic Holdings Ltd.	347,997
36,716	Marvell Technology Group Ltd.	1,745,479
7,321	RenaissanceRe Holdings Ltd.	1,213,968
		7,783,205
	CANADA — 0.4%
4,984	Agnico Eagle Mines Ltd.	351,422
10,151	Bank of Nova Scotia[1]	548,560
38,848	Dollarama, Inc.[1]	1,583,341
21,616	Franco-Nevada Corp.	2,709,133
4,459	Toronto-Dominion Bank	251,577
		5,444,033
	CAYMAN ISLANDS — 1.2%
18,199	Alibaba Group Holding Ltd. - ADR*	4,235,454
138,306	ANTA Sports Products Ltd.	2,194,517
3,833	Autohome, Inc. - ADR[1]	381,843
2,291	Baidu, Inc. - ADR*	495,406
15,000	CK Hutchison Holdings Ltd.	104,728
82,000	Haitian International Holdings Ltd.	283,523
36,000	Hengan International Group Co., Ltd.	254,901
35,639	Huazhu Group Ltd. - ADR[1]	1,604,824
164,500	Kingboard Holdings Ltd.	694,059
3,466	Noah Holdings Ltd. - ADR* [1]	165,709
23,273	StoneCo Ltd. - Class A*	1,953,070
21,993	TAL Education Group - ADR*	1,572,719
40,850	Tencent Holdings Ltd.	2,939,313
22,545	Tencent Holdings Ltd. - ADR	1,620,760

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CAYMAN ISLANDS (Continued)
84,000	Tingyi Cayman Islands Holding Corp.	$143,683
4,598	Vipshop Holdings Ltd. - ADR*	129,250
		18,773,759
	CHILE — 0.0%[2]
42,388	Enel Americas S.A. - ADR[1]	348,429
	CHINA — 0.5%
29,831	China Construction Bank Corp. - ADR	448,062
925,380	China Construction Bank Corp. - Class H	697,995
175,500	China Merchants Bank Co., Ltd. - Class H	1,110,221
238,000	China Shenhua Energy Co., Ltd.	448,627
1,416,100	China Telecom Corp. Ltd.[1]	390,643
3,983	China Telecom Corp. Ltd. - ADR	109,732
106,000	Dongfeng Motor Group Co., Ltd.	123,864
22,000	Fuyao Glass Industry Group Co., Ltd.	121,094
2,338,000	Industrial & Commercial Bank of China Ltd. - Class H	1,502,141
188,000	Jiangsu Expressway Co., Ltd. - Class H	210,278
6,000	Kweichow Moutai Co., Ltd.	1,833,592
43,200	Legend Holdings Corp. - Class H1 3	56,749
32,700	Zhuzhou CRRC Times Electric Co., Ltd. - Class H	142,887
		7,195,885
	DENMARK — 0.4%
9,221	Coloplast A/S - Class B	1,410,157
5,130	Demant A/S*	202,766
10,181	DSV PANALPINA A/S	1,711,037
35,408	Novo Nordisk A/S - ADR	2,473,249
1,949	Novozymes A/S	111,015
7,059	Pandora A/S	790,028
		6,698,252
	FINLAND — 0.1%
7,117	Elisa OYJ	390,149
7,026	Kone Oyj - Class B	572,479
2,405	Orion Oyj - Class B	110,474
3,520	UPM-Kymmene Oyj	131,267
		1,204,369
	FRANCE — 0.7%
18,103	Cie Generale des Etablissements Michelin	2,330,885
27,663	Edenred	1,571,016
114	Hermes International	122,582
2,367	Kering S.A.	1,717,812

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
1,216	L'Oreal S.A.	$463,968
255	Pernod Ricard S.A.	48,972
14,426	Safran S.A.*	2,044,653
3,992	Ubisoft Entertainment S.A.*	384,703
18,171	Worldline S.A./France* [3]	1,765,279
		10,449,870
	GERMANY — 0.3%
1,153	Beiersdorf A.G.	132,548
55,595	Commerzbank A.G.*	359,281
1,214	Henkel A.G. & Co.	116,982
43,702	Infineon Technologies A.G.	1,668,919
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,432,149
917	Symrise A.G.	121,909
41,396	Telefonica Deutschland Holding A.G.	114,016
		3,945,804
	GUERNSEY — 0.2%
44,301	Amdocs Ltd.	3,142,270
	HONG KONG — 0.7%
83,800	Bank of East Asia Ltd.	179,271
32,000	Beijing Enterprises Holdings Ltd.	104,504
41,846	BOC Hong Kong Holdings Ltd.	126,845
476,000	China Merchants Port Holdings Co., Ltd.	582,657
232,956	China Unicom Hong Kong Ltd.	132,896
96,500	CLP Holdings Ltd.	892,301
64,000	Guangdong Investment Ltd.	115,372
2,177	Hang Lung Properties Ltd. - ADR	28,671
44,210	Hang Seng Bank Ltd.	762,979
185,000	Henderson Land Development Co., Ltd.	718,661
618,000	HK Electric Investments and HK Electric Investments Ltd.[4]	608,233
888,000	HKT Trust and HKT Ltd.[4]	1,151,674
33,200	Hong Kong Exchanges & Clearing Ltd.	1,821,077
13,500	Link REIT	122,604
155,058	MTR Corp. Ltd.	867,183
226,000	Power Assets Holdings Ltd.	1,223,933
149,500	Sun Art Retail Group Ltd.[1]	152,098
25,000	Sun Hung Kai Properties Ltd.	319,725
284,400	Swire Properties Ltd.	826,874
		10,737,558

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA — 0.2%
16,368	Dr Reddy's Laboratories Ltd. - ADR[1]	$1,166,875
87,492	Infosys Ltd. - ADR	1,482,989
		2,649,864
	IRELAND — 0.4%
5,404	Accenture PLC - Class A	1,411,579
6,808	Flutter Entertainment PLC*	1,408,306
7,474	ICON PLC*	1,457,281
1,301	Linde PLC	342,826
11,250	Trane Technologies PLC	1,633,050
		6,253,042
	ISRAEL — 0.2%
2,131	Elbit Systems Ltd.	278,735
8,283	Nice Ltd. - ADR*,1	2,348,562
		2,627,297
	JAPAN — 1.7%
1,900	ABC-Mart, Inc.	105,644
1,400	Bandai Namco Holdings, Inc.	121,241
25,000	Bridgestone Corp.	819,896
12,600	Calbee, Inc.	379,821
14,700	Denso Corp.	874,956
15,871	FUJIFILM Holdings Corp.	837,227
5,700	Hamamatsu Photonics KK	326,119
3,900	Hirose Electric Co., Ltd.	591,908
12,263	Hoya Corp.	1,698,362
10,000	Itochu Corp.	287,601
2,800	Itochu Techno-Solutions Corp.	99,982
188,880	Japan Post Bank Co., Ltd.	1,552,523
7,959	Japan Tobacco, Inc.	162,261
91,787	KDDI Corp.	2,721,509
8,800	Kyocera Corp.	540,130
5,000	Makita Corp.	250,786
10,200	MEIJI Holdings Co., Ltd.	717,873
14,878	Mitsubishi UFJ Financial Group, Inc.	65,874
53,680	Mizuho Financial Group, Inc.	681,317
1,600	Murata Manufacturing Co., Ltd.	144,847
138,000	Nippon Steel Corp.*	1,779,811
74,000	Nippon Telegraph & Telephone Corp.	1,898,766
66,948	Nippon Telegraph & Telephone Corp. - ADR[1]	1,720,564
5,800	Nissin Foods Holdings Co., Ltd.	497,150
800	Obic Co., Ltd.	160,782

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
14,266	Otsuka Holdings Co., Ltd.	$611,247
44,800	Recruit Holdings Co., Ltd.	1,881,732
2,500	Rinnai Corp.	290,605
4,569	Secom Co., Ltd.	421,498
40,000	Sekisui House Ltd.	814,872
1,000	Shimamura Co., Ltd.	105,075
34	Shin-Etsu Chemical Co., Ltd.	5,968
44,000	Shizuoka Bank Ltd.	322,974
23,700	Sumitomo Mitsui Financial Group, Inc.	734,656
2,600	Sundrug Co., Ltd.	103,914
3,041	Suntory Beverage & Food Ltd.	107,710
2,000	Toyo Suisan Kaisha Ltd.	97,334
7,006	Toyota Motor Corp.	540,654
14,500	Trend Micro, Inc.*	834,811
700	Tsuruha Holdings, Inc.	99,543
13	Unicharm Corp.	617
2,100	Yakult Honsha Co., Ltd.	105,907
6,000	Yamazaki Baking Co., Ltd.	100,209
		26,216,276
	JERSEY — 0.1%
43,971	Experian PLC	1,670,399
	NETHERLANDS — 0.4%
4,448	ASML Holding N.V.	2,153,620
118,974	Koninklijke Ahold Delhaize N.V.	3,356,416
14,012	Koninklijke Ahold Delhaize N.V. - ADR	395,489
6,725	Koninklijke Vopak N.V.	352,788
		6,258,313
	NEW ZEALAND — 0.0%[2]
174,948	Spark New Zealand Ltd.	592,586
	NORWAY — 0.0%[2]
3,840	Yara International A.S.A.	159,304
	PHILIPPINES — 0.0%[2]
5,236	PLDT, Inc. - ADR[1]	146,137
	PORTUGAL — 0.0%[2]
17,925	Jeronimo Martins SGPS S.A.	301,314
	SINGAPORE — 0.2%
12,622	DBS Group Holdings Ltd.	239,196

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
6,072	DBS Group Holdings Ltd. - ADR	$461,775
32,000	Oversea-Chinese Banking Corp. Ltd.	243,856
76,000	United Overseas Bank Ltd.	1,295,376
		2,240,203
	SOUTH KOREA — 0.1%
11,178	POSCO - ADR1	696,501
4,334	Woori Financial Group, Inc. - ADR* [1]	118,665
		815,166
	SPAIN — 0.1%
26,519	Cellnex Telecom S.A.1 3	1,592,545
	SWEDEN — 0.0%[2]
5,731	Industrivarden A.B. - A Shares*	190,941
4,787	L E Lundbergforetagen A.B. - B Shares*	256,817
8,946	Swedbank A.B.*	156,916
		604,674
	SWITZERLAND — 1.1%
880	Alcon, Inc.*	58,062
16	Chocoladefabriken Lindt & Spruengli A.G.[1]	155,956
1,365	EMS-Chemie Holding A.G.[1]	1,313,079
6,065	Garmin Ltd.	725,738
32,092	Julius Baer Group Ltd.	1,848,869
7,031	Logitech International S.A.	683,343
7,504	Nestle S.A. - ADR	883,971
6,471	Novartis A.G. - ADR	611,057
2,044	Partners Group Holding A.G.	2,401,786
3,085	Roche Holding A.G.	1,074,501
14,816	Roche Holding A.G. - ADR	649,533
4,173	Schindler Holding A.G.	1,127,937
6,279	Sonova Holding A.G.*	1,633,128
1,137	Swatch Group A.G.	309,086
6,028	Swisscom A.G.	3,246,304
227	Zurich Insurance Group A.G.	95,663
2,010	Zurich Insurance Group A.G. - ADR[1]	84,862
		16,902,875
	TAIWAN — 1.1%
97,779	Chunghwa Telecom Co., Ltd. - ADR[1]	3,776,225
64,000	MediaTek, Inc.	1,706,706

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
97,364	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	$10,616,570
66,650	United Microelectronics Corp. - ADR[1]	561,860
		16,661,361
	UNITED KINGDOM — 0.4%
18,475	AstraZeneca PLC	1,842,203
51,301	Berkeley Group Holdings PLC	3,318,537
5,848	Burberry Group PLC*	142,809
4,414	HSBC Holdings PLC - ADR* [1]	114,367
51,795	J Sainsbury PLC	159,203
5,302	RELX PLC	129,726
163,166	Wm Morrison Supermarkets PLC	394,814
		6,101,659
	UNITED STATES — 14.1%
1,027	Abbott Laboratories	112,446
7,934	Activision Blizzard, Inc.	736,672
5,044	Adobe, Inc.*	2,522,605
7,272	Adtalem Global Education, Inc.*	246,884
19,657	Advanced Micro Devices, Inc.*	1,802,743
12,168	Aflac, Inc.	541,111
14,781	Agilent Technologies, Inc.	1,751,401
408	Air Products and Chemicals, Inc.	111,474
1,011	Akamai Technologies, Inc.*	106,145
3,329	Align Technology, Inc.*	1,778,951
796	Allstate Corp.	87,504
2,526	Alphabet, Inc. - Class A*	4,427,169
2,624	Alphabet, Inc. - Class C*	4,596,933
2,922	Amazon.com, Inc.*	9,516,749
540	AMERCO	245,138
7,842	American Electric Power Co., Inc.	653,003
18,608	American Express Co.	2,249,893
8,564	American National Group, Inc.	823,172
8,176	Anthem, Inc.	2,625,232
102,841	Apple, Inc.	13,645,972
2,553	AptarGroup, Inc.	349,480
35,294	Ares Management Corp. - Class A	1,660,583
46,178	AT&T, Inc.	1,328,079
417	Atmos Energy Corp.	39,794
18,892	Avangrid, Inc.	858,641
12,247	BancorpSouth Bank	336,058
6,902	Baxter International, Inc.	553,817

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,202	Becton, Dickinson and Co.	$300,764
3,947	Berkshire Hathaway, Inc.*	915,191
1,298	Biogen, Inc.*	317,828
1,736	Bio-Rad Laboratories, Inc. - Class A*	1,011,984
5,054	Black Knight, Inc.* [1]	446,521
29,598	Blackstone Group, Inc. - Class A	1,918,246
2,720	C.H. Robinson Worldwide, Inc.	255,326
13,117	CDW Corp.	1,728,689
51,584	Cerner Corp.[1]	4,048,312
2,593	Charter Communications, Inc. - Class A* [1]	1,715,399
2,871	Chemed Corp.	1,529,123
5,174	Church & Dwight Co., Inc.	451,328
66,193	Ciena Corp.* [1]	3,498,300
28,313	Cisco Systems, Inc.	1,267,007
895	Citrix Systems, Inc.	116,440
720	CME Group, Inc.	131,076
5,859	CNX Resources Corp.*	63,277
2,337	Coca-Cola Co.	128,161
6,494	Comcast Corp. - Class A	340,286
3,107	Consolidated Edison, Inc.	224,543
7,330	Corteva, Inc.	283,818
5,302	Costco Wholesale Corp.	1,997,688
8,306	Danaher Corp.	1,845,095
24,020	Dolby Laboratories, Inc. - Class A	2,333,063
9,473	Dollar General Corp.	1,992,172
1,766	DTE Energy Co.	214,410
2,136	Duke Energy Corp.	195,572
17	Electronic Arts, Inc.	2,441
20,694	Eli Lilly & Co.	3,493,975
8,953	Equifax, Inc.	1,726,497
9,381	Exelon Corp.	396,066
4,786	Expeditors International of Washington, Inc.	455,196
20,042	Facebook, Inc. - Class A*	5,474,672
2,343	Fastenal Co.	114,409
17,012	Fidelity National Information Services, Inc.	2,406,518
5,145	First Financial Bankshares, Inc.	186,120
2,407	First Financial Corp.	93,512
27,515	Flowers Foods, Inc.	622,664
13,422	FMC Corp.	1,542,590
17,742	Fortune Brands Home & Security, Inc.	1,520,844
11,797	Gentex Corp.	400,272

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
4,590	Gilead Sciences, Inc.	$267,413
10,133	Global Payments, Inc.	2,182,851
8,715	GoDaddy, Inc.*	722,909
3,200	Graco, Inc.	231,520
1,395	Hanover Insurance Group, Inc.	163,103
10,636	Home Depot, Inc.	2,825,134
76,837	Hormel Foods Corp.	3,581,373
6,186	Humana, Inc.[1]	2,537,930
580	IDEX Corp.	115,536
76,191	Intel Corp.	3,795,836
5,365	Intuit, Inc.	2,037,895
4,408	Jack Henry & Associates, Inc.	714,052
21,650	JM Smucker Co.	2,502,740
9,344	Johnson & Johnson	1,470,559
5,122	Juniper Networks, Inc.[1]	115,296
6,463	Lancaster Colony Corp.	1,187,447
929	Landstar System, Inc.	125,099
11,666	Lowe's Cos., Inc.	1,872,510
15,645	LPL Financial Holdings, Inc.	1,630,522
3,742	Lululemon Athletica, Inc.*	1,302,328
3,835	Madison Square Garden Entertainment Corp.*	402,828
203	MarketAxess Holdings, Inc.	115,824
7,056	Mastercard, Inc. - Class A	2,518,569
10,767	Match Group, Inc.*	1,627,863
3,772	MAXIMUS, Inc.	276,073
842	McCormick & Co., Inc.	80,495
7,071	McDonald's Corp.	1,517,295
8,947	Merck & Co., Inc.	731,865
50,371	Microsoft Corp.	11,203,518
375	Monster Beverage Corp.*	34,680
1,078	Morningstar, Inc.	249,632
2,858	Motorola Solutions, Inc.	486,032
1,128	National HealthCare Corp.	74,910
569	Netflix, Inc.*	307,675
2,737	New York Times Co. - Class A	141,695
1,165	NewMarket Corp.	464,008
20,836	Newmont Corp.	1,247,868
844	NextEra Energy, Inc.	65,115
16,121	NIKE, Inc. - Class B	2,280,638
793	NVIDIA Corp.	414,105

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
404	NVR, Inc.*	$1,648,264
555	Old Dominion Freight Line, Inc.	108,325
318	ONE Gas, Inc.	24,413
11,336	PayPal Holdings, Inc.*	2,654,891
8,640	People's United Financial, Inc.	111,715
6,841	PepsiCo, Inc.	1,014,520
61,378	Pfizer, Inc.	2,259,324
14,475	Pinnacle West Capital Corp.	1,157,276
12,852	Procter & Gamble Co.	1,788,227
18,069	Progressive Corp.	1,786,663
1,748	Prosperity Bancshares, Inc.	121,241
28,827	Public Service Enterprise Group, Inc.	1,680,614
964	Public Storage - REIT	222,617
13,394	QUALCOMM, Inc.	2,040,442
10,706	Republic Services, Inc.	1,030,988
2,143	ResMed, Inc.	455,516
3,545	Royal Gold, Inc.	377,046
9,919	salesforce.com, Inc.* [1]	2,207,275
24,166	Schneider National, Inc. - Class B1	500,236
82	Seaboard Corp.	248,542
1,397	Seagen, Inc.*	244,671
4,142	Southern Copper Corp.[1]	269,727
5,344	Stryker Corp.	1,309,494
7,363	Synopsys, Inc.*	1,908,784
367	Take-Two Interactive Software, Inc.*	76,259
3,226	Target Corp.	569,486
13,367	Teradyne, Inc.	1,602,570
1,265	Tesla, Inc.*	892,673
14,294	Texas Instruments, Inc.	2,346,074
14,446	TFS Financial Corp.	254,683
4,713	Thermo Fisher Scientific, Inc.	2,195,221
10,664	TJX Cos., Inc.	728,245
1,704	T-Mobile US, Inc.*	229,784
29,344	Tootsie Roll Industries, Inc.[1]	871,517
3,674	Tradeweb Markets, Inc. - Class A	229,441
15,850	TransUnion	1,572,637
31,419	Trustmark Corp.	858,053
1,253	Tyler Technologies, Inc.*	546,960
10,224	United States Cellular Corp.* [1]	313,775
7,859	UnitedHealth Group, Inc.	2,755,994
820	Varian Medical Systems, Inc.*	143,508

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
30,335	Verizon Communications, Inc.	$1,782,181
7,090	Vertex Pharmaceuticals, Inc.*	1,675,651
7,615	Viatris, Inc.*	142,705
17,015	Visa, Inc. - Class A1	3,721,691
33,377	Walmart, Inc.	4,811,295
4,777	Walt Disney Co.*	865,497
1,991	Watsco, Inc.	451,061
2,132	WEC Energy Group, Inc.	196,208
13,903	Wells Fargo & Co.	419,593
34,736	Werner Enterprises, Inc.	1,362,346
7,054	Workday, Inc. - Class A*	1,690,209
10,910	Yum China Holdings, Inc.	622,852
710	Zoom Video Communications, Inc. - Class A*	239,497
		214,374,262
	TOTAL COMMON STOCKS
	(Cost $294,300,412)	385,818,784
	EXCHANGE-TRADED FUND — 9.5%
1,488,562	iShares Edge MSCI Min Vol Global ETF[1]	144,256,543
	TOTAL EXCHANGE-TRADED FUND
	(Cost $123,995,390)	144,256,543
	OPEN-END MUTUAL FUNDS — 47.8%
2,718,559	AQR Large Cap Defensive Style Fund - Class R6	72,150,558
4,157,707	Baillie Gifford Emerging Markets Equities Fund - Class K	115,043,743
4,340,069	GMO Emerging Markets Fund - Class VI	150,426,792
15,189,191	GMO Quality Fund - Class VI5	388,843,289
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $602,379,551)	726,464,382
	PREFERRED STOCKS — 0.0%[2]
	GERMANY — 0.0%[2]
1,958	Fuchs Petrolub SE	110,475
1,239	Porsche Automobil Holding S.E.	85,586
	TOTAL PREFERRED STOCKS
	(Cost $168,558)	196,061

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	PRIVATE FUND — 8.8%
	RIEF Strategic Partners Fund LLC*	$133,923,824
	TOTAL PRIVATE FUND
	(Cost $154,000,000)	133,923,824
	SHORT-TERM INVESTMENTS — 9.0%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 0.9%
	Collateral Investments	13,381,395
	MONEY MARKET FUNDS — 8.1%
124,075,333	JPMorgan Prime Money Market Fund - Institutional Shares, 0.09%[6]	124,137,371
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $137,447,276)	137,518,766
	TOTAL INVESTMENTS — 100.5%
	(Cost $1,312,291,187)	1,528,178,360
	Liabilities in excess of other assets — (0.5)%	(8,106,727)
	TOTAL NET ASSETS — 100.0%	$1,520,071,633

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $33,048,324.
[2]	Rounds to less than 0.05%.
[3]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
[4]	Comprised of securities in separate entities or units of stapled securities that must be traded together.
[5]	Global equity fund
[6]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 78.8%
	ALABAMA — 1.3%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 02/8/20211 2	$500,105
3,855,000	Black Belt Energy Gas District, 4.00%, 08/1/2047, Call 04/1/2022[1]	4,049,022
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/202[3]	555,810
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	1,058,649
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,938,043
1,500,000	Lower Alabama Gas District, 4.00%, 12/1/2050, Call 09/1/2025[1]	1,732,245
	Southeast Alabama Gas Supply District
1,000,000	4.00%, 06/1/2049, Call 03/1/2024[1]	1,110,440
1,710,000	0.95% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[3]	1,707,828
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,492,135
		16,144,277
	ARIZONA — 1.7%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043, Call 01/1/2022	1,556,580
500,000	5.00%, 02/1/2043, Call 02/1/2023	536,630
1,000,000	5.00%, 01/1/2044, Call 01/1/2024	1,126,080
	Arizona Industrial Development Authority
1,180,000	4.00%, 03/1/2027[4]	1,251,166
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	591,416
230,000	Cahava Springs Revitalization District, 0.00%, 07/1/2041, Call 07/1/2027* 4 5	177,100
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/20254	719,205
	Industrial Development Authority of the City of Phoenix
645,000	5.00%, 10/1/2036, Call 10/1/2026	739,763
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,042,270
	Industrial Development Authority of the County of Pima
285,000	7.00%, 01/1/2022	288,976
500,000	6.75%, 03/1/2034, Call 03/1/2024	525,210
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	350,567
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,044,210
	Maricopa County Industrial Development Authority
250,000	2.88%, 07/1/2021[4]	251,108
120,000	5.00%, 07/1/2039, Call 07/1/2029[4]	137,965
645,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	677,134
5,000,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/2045, Call 06/1/2025	5,886,450

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	$2,684,731
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	887,239
		20,473,800
	ARKANSAS — 0.2%
2,250,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20262 4	2,427,143
	CALIFORNIA — 6.9%
640,000	Anaheim Public Financing Authority, 5.00%, 05/1/2046, Call 05/1/2024	704,013
1,000,000	Bay Area Toll Authority, 1.34% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[3]	1,015,000
545,000	California Community Housing Agency, 5.00%, 02/1/2050, Call 02/1/2030[4]	610,209
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	110,419
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	185,144
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,648,480
5,000,000	4.00%, 08/15/2050, Call 08/15/2030	5,992,450
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/2022[4]	203,162
500,000	7.00%, 06/1/2034, Call 06/1/2022	544,045
500,000	5.75%, 10/1/2034, Call 10/1/2021	507,260
905,000	5.00%, 10/1/2035, Call 10/1/2022	951,318
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,181,370
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	53,504
850,000	5.00%, 06/1/2046, Call 06/1/2026	950,377
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[2]	1,109,900
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20222 4	1,064,040
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[4]	809,613
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,371,750
1,000,000	5.00%, 08/1/2041, Call 08/1/2025[4]	1,147,430
500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	521,310
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	383,387
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,155,690
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	955,868
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,653,345
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,106,080
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	695,731
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	229,190

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	City of Lathrop
$500,000	5.00%, 09/2/2040, Call 09/2/2025	$567,100
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,081,370
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[2]	1,866,555
1,000,000	5.00%, 05/15/2047, Call 05/15/2027[2]	1,188,380
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	329,869
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	756,266
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,504,940
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,102,250
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,085,580
2,000,000	5.25%, 06/1/2047, Call 06/1/2022	2,083,280
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,096,110
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,122,700
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,060,120
3,250,000	Los Angeles Unified School District, 4.00%, 07/1/2044, Call 07/1/2030	3,924,927
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	519,430
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	481,197
500,000	National City Community Development Commission, 7.00%, 08/1/2032, Call 08/1/2021	519,500
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	252,854
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	4,045,600
1,845,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,203,391
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,105,940
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,416,580
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	799,556
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,232,300
1,850,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,973,876
	San Francisco City & County Airport Commission-San Francisco International Airport
1,000,000	5.00%, 05/1/2039, Call 05/1/2029[2]	1,255,220
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,909,800
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,403,780
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,340,933

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	$346,475
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	531,420
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,114,237
	Santa Ana Financing Authority, NATL-RE
415,000	6.25%, 07/1/2024	463,999
415,000	6.25%, 07/1/2024	465,510
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,092,430
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	733,432
1,390,000	5.00%, 11/1/2033	1,915,045
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,065,530
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	110,588
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,045,660
		83,973,815
	COLORADO — 3.3%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	534,420
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	636,411
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,149,761
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	679,275
500,000	5.00%, 12/1/2043, Call 12/1/2023	524,585
2,000,000	City & County of Denver Airport System Revenue, 5.25%, 12/1/2043, Call 12/1/2028[2]	2,460,680
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	567,080
550,000	4.75%, 04/1/2030, Call 04/1/2022	567,518
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,061,070
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	509,813
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	112,113
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,289,090
500,000	4.00%, 10/1/2039, Call 10/1/2024	533,810
500,000	5.13%, 12/1/2039, Call 02/8/2021	500,430
	Colorado Health Facilities Authority

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$500,000	5.00%, 01/15/2035, Call 01/15/2026	$597,080
500,000	5.00%, 06/1/2036, Call 06/1/2027	642,755
500,000	8.00%, 08/1/2043, Call 02/1/2024	536,760
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,246,420
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	2,255,260
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	549,950
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	495,750
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	578,500
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,595,009
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	531,220
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	416,146
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,535,080
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,052,167
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	802,027
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,171,413
3,951	Mount Carbon Metropolitan District, 7.00%, 06/1/2043[5]	3,951
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,170,519
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	1,077,800
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 02/8/2021	1,113,934
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	519,274
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,822,040
161,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	161,359
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	147,278
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	618,395
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,228,620
		39,994,763
	CONNECTICUT — 0.3%
1,685,000	City of Bridgeport, 5.00%, 06/1/2029	2,057,689
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 02/8/2021[2]	467,500
375,000	Connecticut State Health & Educational Facilities Authority, 5.00%, 06/1/2033, Call 06/1/2030	487,226
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,099,830
		4,112,245

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DELAWARE — 0.2%
$1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	$1,129,990
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,709,400
		2,839,390
	DISTRICT OF COLUMBIA — 1.6%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,183,600
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,821,600
1,000,000	4.00%, 03/1/2045, Call 03/1/2030	1,202,150
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,526,900
	Metropolitan Washington Airports Authority
1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	1,262,910
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,699,269
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,201,072
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	734,799
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	874,297
615,000	6.50%, 10/1/2041, Call 10/1/2026	771,468
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	2,398,848
2,000,000	4.00%, 10/1/2049, Call 10/1/2029	2,271,020
		18,947,933
	FLORIDA — 5.8%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,528,722
900,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	945,396
845,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	875,707
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	111,614
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[4]	525,185
705,000	5.35%, 07/1/2029, Call 02/8/2021	707,425
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	104,381
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	533,160
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	566,314
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,762,361
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	555,471

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	$530,875
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	1,154,380
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,808,838
1,500,000	County of Miami-Dade, 5.00%, 07/1/2043, Call 07/1/2026	1,828,305
	County of Miami-Dade Aviation Revenue
1,000,000	5.00%, 10/1/2030, Call 10/1/2024[2]	1,142,560
1,000,000	5.00%, 10/1/2032, Call 10/1/2024[2]	1,136,640
4,240,000	5.00%, 10/1/2033, Call 10/1/2024[2]	4,809,390
	County of Palm Beach
3,000,000	5.00%, 05/1/2028, Call 05/1/2026	3,710,760
175,000	5.00%, 04/1/2039, Call 04/1/2029[4]	182,425
500,000	County of St. Lucie, 0.12%, 09/1/2028, Call 01/6/2021[1]	500,000
30,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	30,104
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	811,290
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,066,220
500,000	8.50%, 06/15/2044, Call 06/15/2023	563,470
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	925,774
4,210,000	6.50%, 01/1/2049, Call 02/8/20211 2 4	4,054,693
1,000,000	7.38%, 01/1/2049, Call 01/1/20242 4	981,130
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	522,390
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,061,450
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	531,175
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	1,036,110
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,951,613
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,213,490
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	2,416,920
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,341,860
	Lake Ashton Community Development District
105,000	5.00%, 05/1/2025	113,538
405,000	5.00%, 05/1/2037, Call 05/1/2025	428,352
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,801,948
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 06/15/2022	101,810
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,215,640
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	1,103,300

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$875,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	$944,326
	Mediterra South Community Development District
90,000	5.10%, 05/1/2031, Call 05/1/2022	94,643
385,000	5.00%, 05/1/2034, Call 05/1/2023	390,617
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 02/8/2021	1,502,010
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,110,040
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	689,894
320,000	5.25%, 09/15/2044, Call 09/15/2024	348,406
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	118,955
	Palm Beach County Health Facilities Authority
430,000	6.75%, 06/1/2024, Call 06/1/2022	469,057
850,000	5.00%, 12/1/2031, Call 12/1/2024	1,004,632
500,000	5.00%, 11/1/2043, Call 11/1/2022	522,180
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	772,913
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	829,294
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,820,715
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,228,300
1,650,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,977,509
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	111,442
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,350,460
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	157,752
495,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	514,765
		70,250,096
	GEORGIA — 1.7%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,298,946
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,521,660
500,000	2.25%, 10/1/2032[1]	517,525
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,136,770
1,000,000	3.00%, 11/1/2045[1]	1,043,870
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	609,295
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,134,850

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$130,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 02/8/2021	$130,276
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,256,563
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	523,230
1,470,000	Main Street Natural Gas, Inc., 5.00%, 05/15/2034, Call 05/15/2029	1,825,446
5,000,000	Northwest Georgia Housing Authority, FHA 221(D4), 1.54%, 08/1/2022, Call 08/1/2021[1]	5,033,400
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,852,618
2,500,000	Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.00%, 10/1/2041, Call 10/1/2021	2,590,275
		20,474,724
	GUAM — 0.1%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	561,855
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,112,460
		1,674,315
	HAWAII — 0.4%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	522,040
2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	3,525,452
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,208,680
		5,256,172
	IDAHO — 0.3%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[4]	326,799
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,272,065
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	433,396
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	479,578
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	650,914
		3,162,752
	ILLINOIS — 8.8%
	Chicago Board of Education
1,000,000	5.00%, 12/1/2021	1,026,950
1,000,000	0.00%, 12/1/2022	965,430
100,000	5.75%, 04/1/2034, Call 04/1/2027	119,357
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,215,590
180,000	5.00%, 04/1/2037, Call 04/1/2027	204,107
500,000	5.00%, 04/1/2038, Call 04/1/2028	571,905
500,000	5.25%, 12/1/2039, Call 12/1/2024	540,985
575,000	5.00%, 12/1/2042, Call 12/1/2022	589,714

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,950,000	7.00%, 12/1/2044, Call 12/1/2025	$2,335,242
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,305,656
	Chicago O'Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	599,615
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,846,925
680,000	Chicago Park District, 5.00%, 11/15/2024	774,751
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,923,475
675,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	812,322
	City of Chicago
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[4]	1,036,810
1,000,000	5.25%, 01/1/2035, Call 02/8/2021	1,001,850
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,102,270
880,000	6.00%, 01/1/2038, Call 01/1/2027	1,031,096
500,000	5.50%, 01/1/2040, Call 01/1/2025	547,625
900,000	5.00%, 01/1/2041, Call 01/1/2022	943,299
1,000,000	City of Chicago, 5.00%, 01/1/2027	1,135,890
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,042,610
	City of Chicago Wastewater Transmission Revenue
1,960,000	5.00%, 01/1/2028, Call 01/1/2022	2,038,537
665,000	5.00%, 01/1/2034, Call 01/1/2025	763,979
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,322,470
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,158,420
	County of Cook
1,000,000	5.25%, 11/15/2022, Call 02/8/2021	1,003,130
2,000,000	5.25%, 11/15/2033, Call 02/8/2021	2,005,180
1,200,000	County of Cook Sales Tax Revenue, 5.00%, 11/15/2033, Call 11/15/2027	1,489,692
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,242,660
570,000	3.90%, 11/1/2036, Call 11/1/2027	625,985
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	824,628
425,000	5.00%, 08/1/2027	509,983
500,000	5.00%, 08/1/2028, Call 08/1/2027	596,040
600,000	5.75%, 10/1/2032, Call 10/1/2022	629,256
670,000	5.00%, 03/1/2033, Call 03/1/2027	813,413
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,168,820
315,000	5.00%, 02/15/2034, Call 02/15/2027	388,074
500,000	5.00%, 03/1/2034, Call 03/1/2027	605,500
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,283,340

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$225,000	5.00%, 02/15/2037, Call 08/15/2027	$236,347
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	2,052,374
550,000	5.00%, 09/1/2042, Call 09/1/2024	616,440
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,141,293
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,194,773
1,135,000	4.00%, 06/1/2047, Call 06/1/2022	1,194,849
25,000	4.00%, 06/1/2047, Call 06/1/2022	26,318
630,000	4.00%, 06/1/2047, Call 06/1/2022	647,300
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,124,110
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,043,280
	Illinois Sports Facilities Authority
485,000	5.00%, 06/15/2021	491,009
1,000,000	5.25%, 06/15/2032, Call 06/15/2024	1,120,240
1,000,000	Illinois State Toll Highway Authority, 5.00%, 01/1/2045, Call 01/1/2031	1,288,190
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,230,210
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	1,133,140
	Metropolitan Pier & Exposition Authority
2,355,000	5.00%, 06/15/2050, Call 12/15/2029	2,727,655
530,000	5.00%, 06/15/2057, Call 12/15/2027	595,953
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	841,920
3,300,000	0.00%, 12/15/2030	2,646,468
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,667,936
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,301,983
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	520,550
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	795,444
3,000,000	5.00%, 06/1/2024	3,443,820
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,116,960
	Sales Tax Securitization Corp.
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,413,320
500,000	4.00%, 01/1/2038, Call 01/1/2030	565,050
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	865,620
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,189,160
	State of Illinois

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	5.00%, 11/1/2021	$1,028,390
750,000	5.38%, 05/1/2023	815,490
1,000,000	5.00%, 02/1/2025	1,124,400
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,626,120
1,000,000	5.00%, 11/1/2026	1,131,170
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,204,360
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,986,760
500,000	5.00%, 03/1/2037, Call 03/1/2022	512,590
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,080,450
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,591,275
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,223,760
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,739,280
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	642,466
1,415,000	Village of Brookfield, 0.10%, 06/1/2038, Call 01/6/2021[1]	1,415,000
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,302,952
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,069,360
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	448,883
250,000	0.00%, 01/1/2032	197,875
830,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	830,515
		107,345,389
	INDIANA — 1.4%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/20222	988,960
	Indiana Finance Authority
710,000	6.00%, 12/1/2026, Call 02/8/2021	710,809
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,592,620
1,000,000	3.00%, 11/1/2030	1,069,930
1,000,000	3.00%, 11/1/2030	1,069,930
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,493,650
3,360,000	Indianapolis Local Public Improvement Bond Bank, 4.00%, 01/1/2041, Call 01/1/2031	4,107,902
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,266,466
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/20232	532,060
		16,832,327
	IOWA — 0.4%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,091,310

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IOWA (Continued)
$1,520,000	4.75%, 08/1/2042, Call 08/1/2022	$1,570,950
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	511,175
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 02/8/2021	810,840
410,000	5.38%, 06/1/2038, Call 02/8/2021	415,556
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/20261	612,970
		5,012,801
	KENTUCKY — 1.0%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	224,482
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,194,292
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,484,420
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	904,827
	Kentucky Public Energy Authority
2,600,000	4.00%, 01/1/2049, Call 10/1/2024[1]	2,923,622
1,950,000	4.00%, 12/1/2049, Call 03/1/2025[1]	2,222,473
1,500,000	4.00%, 02/1/2050, Call 11/1/2027[1]	1,787,670
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,190,550
		11,932,336
	LOUISIANA — 1.2%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,215,177
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,834,290
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,444,614
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,188,890
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	538,820
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,156,240
885,000	6.50%, 07/1/2036, Call 07/1/20232 4	932,409
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,619,338
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	618,360
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[2]	1,739,205
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,524,625
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,159,430
		14,971,398

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE — 0.5%
	Maine Health & Higher Educational Facilities Authority
$1,000,000	5.00%, 07/1/2028, Call 07/1/2027	$1,256,370
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,906,475
700,000	5.00%, 07/1/2035, Call 07/1/2027	826,336
1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,928,119
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 02/8/2021[2]	500,150
		6,417,450
	MARYLAND — 1.7%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	3,043,500
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,417,410
1,330,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,551,139
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,737,104
4,750,000	Maryland Community Development Administration Multi-Family Mortgage Revenue, 2.52%, 02/1/2021[4]	4,754,750
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,120,430
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,967,624
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,141,860
500,000	5.00%, 07/1/2045, Call 07/1/2025	566,460
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,495,940
340,000	5.00%, 05/1/2047, Call 05/1/2028	449,579
		21,245,796
	MASSACHUSETTS — 1.0%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	131,780
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,803,285
	Massachusetts Development Finance Agency
2,000,000	5.00%, 07/1/2038[1]	2,285,640
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,094,440
	Massachusetts Educational Financing Authority
300,000	5.50%, 01/1/2022, Call 01/19/2021	300,648
115,000	6.00%, 01/1/2028, Call 01/19/2021	116,418
1,000,000	5.00%, 07/1/2028[2]	1,257,460
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	216,010
3,000,000	Massachusetts School Building Authority, 5.00%, 08/15/2037, Call 08/15/2025	3,593,400
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,222,520
		12,021,601

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN — 2.9%
$500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	$555,750
	Grand Rapids Public Schools, AGM
1,170,000	5.00%, 05/1/2022	1,241,861
685,000	5.00%, 05/1/2024	791,757
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,208,740
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	284,210
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 02/8/2021	256,520
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,695,930
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,283,585
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,782,692
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,906,800
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,167,540
500,000	5.00%, 07/1/2035, Call 07/1/2025	582,815
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,085,730
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,188,650
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,728,125
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,641,705
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,150,130
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,633,330
2,000,000	Michigan State Hospital Finance Authority, 2.40%, 11/15/2047[1]	2,093,940
910,000	Michigan State Housing Development Authority, 1.16% (3-Month USD Libor+ 100 basis points), 04/1/2042, Call 04/1/20212 3	911,101
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	254,840
500,000	Summit Academy, 6.38%, 11/1/2035, Call 02/8/2021	500,505
	Wayne County Airport Authority
2,000,000	5.00%, 12/1/2030, Call 12/1/2025[2]	2,357,180
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,813,560
		35,116,996
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	275,778
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	77,202
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,778,755
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,224,470

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
$1,285,000	5.00%, 11/15/2030, Call 11/15/2025	$1,573,444
480,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	501,173
		5,430,822
	MISSISSIPPI — 0.0%6
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 4	522,460
	MISSOURI — 0.9%
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	774,570
685,000	5.00%, 01/1/2032, Call 01/1/2028	879,677
350,000	5.00%, 01/1/2034, Call 01/1/2028	446,289
165,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 01/12/2021	165,185
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	765,894
445,000	5.00%, 10/1/2047, Call 10/1/2027	526,493
	Health & Educational Facilities Authority of the State of Missouri
1,150,000	6.00%, 02/1/2041, Call 02/8/2021	1,153,254
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,235,650
350,000	4.00%, 11/15/2049, Call 11/15/2027	394,352
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[2]	1,209,888
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[2]	1,253,162
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,668,296
		10,472,710
	NEBRASKA — 0.4%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,006,812
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,675,750
250,000	5.25%, 09/1/2037, Call 09/1/2022	268,603
		4,951,165
	NEVADA — 1.5%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	285,123
800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	1,069,488
	County of Clark
2,520,000	5.00%, 6/1/2043, Call 6/1/2028	3,080,549
5,100,000	5.00%, 05/1/2048, Call 06/1/2028	6,201,396
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,077,400
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,199,000

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
	Las Vegas Valley Water District
$2,025,000	5.00%, 06/1/2039, Call 12/1/2024	$2,328,669
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,404,220
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	635,186
		18,281,031
	NEW HAMPSHIRE — 0.3%
493,945	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	555,100
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,305,326
215,000	5.00%, 08/1/2037, Call 02/1/2028	262,915
1,000,000	5.00%, 07/1/2041, Call 01/1/2028	1,235,450
		3,358,791
	NEW JERSEY — 2.8%
4,000,000	Garden State Preservation Trust, AGM, 5.75%, 11/1/2028	5,033,840
	New Jersey Economic Development Authority
465,000	5.13%, 09/15/2023, Call 08/20/2022[2]	492,844
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,632,210
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,007,400
890,000	3.13%, 07/1/2029, Call 07/1/2027	898,971
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	1,033,020
100,000	5.00%, 07/15/2032, Call 07/15/2027	116,048
500,000	5.00%, 07/1/2033, Call 07/1/2027	578,475
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	299,751
880,000	5.00%, 06/15/2036, Call 12/15/2026	1,023,757
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	373,289
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,131,010
	New Jersey Health Care Facilities Financing Authority
500,000	5.75%, 07/1/2037, Call 02/8/2021	501,535
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,322,145
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	626,485
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	919,784
4,305,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,639,283
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,436,454
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,251,820
500,000	5.00%, 06/15/2040, Call 12/15/2030	617,590
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,412,460
805,000	5.00%, 06/15/2044, Call 06/15/2024	877,120

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	$1,148,140
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	2,010,584
2,000,000	Union County Utilities Authority, County Guarantee, 5.25%, 12/1/2031, Call 12/1/20212	2,081,060
		34,465,075
	NEW MEXICO — 0.3%
760,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 02/8/2021[2]	760,547
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	837,913
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,045,500
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 02/8/2021[4]	1,071,078
		3,715,038
	NEW YORK — 6.4%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	464,728
1,035,000	City of Long Beach, 5.00%, 09/1/2027	1,255,331
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,290,780
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,480,800
2,000,000	County of Suffolk, 5.00%, 03/19/2021	2,018,180
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	1,104,400
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,114,540
	Metropolitan Transportation Authority
3,000,000	5.00%, 09/1/2021	3,057,450
1,240,000	5.00%, 05/15/2022	1,289,538
2,000,000	5.00%, 11/15/2033, Call 05/15/2028	2,356,280
225,000	Monroe County Industrial Development Corp., 5.00%, 01/1/2040, Call 01/1/2026	247,316
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	725,270
475,000	Nassau Health Care Corp., County Guarantee, 0.07%, 08/1/2029, Call 01/6/2021[1]	475,000
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 02/8/2021	1,500,645
2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	2,513,220
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/2041, Call 11/1/2029	1,183,940
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,909,185

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$5,000,000	5.00%, 06/15/2047, Call 12/15/2022	$5,438,300
2,025,000	5.00%, 06/15/2048, Call 12/15/2027	2,535,259
830,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	899,554
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,454,620
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,159,000
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,078,050
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,655,775
	New York State Dormitory Authority
5,000,000	4.00%, 02/15/2038, Call 02/15/2030	5,981,650
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,129,280
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,325,600
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,161,920
1,500,000	New York State Urban Development Corp., 4.00%, 03/15/2045, Call 09/15/2030	1,775,190
	New York Transportation Development Corp.
3,000,000	5.00%, 10/1/2035, Call 10/1/2030[2]	3,700,080
1,000,000	5.25%, 01/1/2050, Call 07/1/2024[2]	1,100,990
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,087,140
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	258,397
500,000	5.00%, 07/1/2045, Call 07/1/2025	544,840
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 01/14/2021	590,785
1,000,000	5.00%, 09/1/2037, Call 09/1/2028	1,266,150
1,000,000	4.00%, 07/15/2040, Call 07/15/2030[2]	1,181,720
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	5,311,120
265,000	6.00%, 12/1/2042, Call 01/14/2021	265,387
	Triborough Bridge & Tunnel Authority
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,764,045
3,405,000	5.00%, 11/15/2049, Call 11/15/2030	4,402,154
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	1,044,118
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	817,462
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	323,312
		78,238,501
	NORTH CAROLINA — 0.2%
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,173,200

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH DAKOTA — 0.3%
$800,000	County of Burleigh, 4.38%, 04/15/2026	$819,808
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,265,400
		3,085,208
	OHIO — 1.6%
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,132,150
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	1,007,250
830,000	City of Akron, 5.00%, 12/1/2026	955,122
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	419,040
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	1,128,050
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	822,876
2,000,000	County of Hamilton, 5.00%, 09/15/2045, Call 03/15/2030	2,451,820
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	531,880
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,838,849
1,615,000	Ohio State University, 0.06%, 06/1/2035, Call 02/1/2021[1]	1,615,000
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,301,642
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,867,575
750,000	Ohio Water Development Authority Water Pollution Control Loan Fund, 4.38%, 06/1/2033[1]	755,625
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,049,450
		19,876,329
	OKLAHOMA — 0.6%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,096,115
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,221,400
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,204,923
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,201,300
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,251,080
		6,974,818
	OREGON — 0.4%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	1,189,880
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,103,370
45,000	5.00%, 10/1/2046, Call 10/1/2026	56,587
720,000	5.00%, 10/1/2046, Call 10/1/2026	832,464
	Port of Portland Airport Revenue

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OREGON (Continued)
$450,000	4.00%, 07/1/2040, Call 07/1/2030	$525,154
1,000,000	5.00%, 07/1/2044, Call 07/1/2029[2]	1,227,980
		4,935,435
	PENNSYLVANIA — 3.4%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	337,611
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	101,911
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	108,976
780,000	5.38%, 10/15/2042, Call 10/15/2022	806,590
	Coatesville School District, AGM SAW
105,000	5.00%, 08/1/2022	112,838
1,020,000	5.00%, 08/1/2022	1,090,288
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,285,028
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,249,630
2,180,000	County of Chester, 4.00%, 11/15/2032, Call 11/15/2027	2,597,710
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	452,038
1,000,000	Delaware Valley Regional Finance Authority, AMBAC, 5.50%, 08/1/2028	1,306,200
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	298,093
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,061,980
2,000,000	Manheim Township School District, 0.53% (1-Month USD Libor+ 42 basis points), 11/1/2021[3]	1,996,480
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	800,130
	Montgomery County Industrial Development Authority
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,172,666
400,000	5.00%, 11/15/2029, Call 05/15/2022	426,424
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,746,600
	Pennsylvania Economic Development Financing Authority
250,000	6.40%, 12/1/2038, Call 09/1/2025	217,012
300,000	10.00%, 12/1/2040, Call 06/1/2030[4]	322,461
300,000	10.00%, 12/1/2040, Call 06/1/20302 4	322,461
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	1,156,660
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.00%, 08/15/2027	1,293,880
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,154,840
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,438,420

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$500,000	5.00%, 12/1/2041, Call 06/1/2026	$593,805
2,000,000	5.00%, 12/1/2043, Call 12/1/2028	2,430,900
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,213,660
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	976,777
500,000	8.00%, 01/1/2033, Call 01/1/2023	575,095
500,000	6.88%, 06/15/2033, Call 06/15/2023	554,820
850,000	4.00%, 11/1/2037, Call 11/1/2029	984,062
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	1,078,860
300,000	Quakertown General Authority, 4.00%, 07/1/2022	298,587
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,186,560
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	1,025,640
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,617,182
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,291,657
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	297,968
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	604,860
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	550,230
		41,137,590
	PUERTO RICO — 0.1%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	1,675,350
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,701,931
1,000,000	Rhode Island Health & Educational Building Corp., 6.00%, 09/1/2033, Call 09/1/2023	1,153,250
		2,855,181
	SOUTH CAROLINA — 1.3%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,100,310
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,339,820
1,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	1,651,710
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 02/1/20232 4	400,360
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,220,660

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	$1,034,760
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,465,180
	South Carolina Public Service Authority
730,000	5.00%, 12/1/2055, Call 06/1/2025	841,763
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,200,481
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,528,420
		15,783,464
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,436,676
	TENNESSEE — 0.6%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,330,483
2,000,000	Johnson City Health & Educational Facilities Board, 5.00%, 08/15/2042, Call 08/15/2022	2,089,640
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 05/1/2025, Call 11/1/20244 5	151,475
45,000	6.00%, 05/1/2034[5]	18,675
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,233,700
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,076,050
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,723,980
		7,624,003
	TEXAS — 7.5%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	89,942
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	334,710
2,000,000	Central Texas Regional Mobility Authority, 5.00%, 01/1/2043, Call 01/1/2028	2,427,620
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,335,140
	City of Austin Airport System Revenue
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[2]	1,191,620
2,250,000	5.00%, 11/15/2044, Call 11/15/2024[2]	2,519,257
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,214,830
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	282,150
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,169,370
	City of Houston Airport System Revenue
1,000,000	4.75%, 07/1/2024[2]	1,040,250
750,000	5.00%, 07/15/2035, Call 07/15/2025[2]	800,010

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$500,000	City of Houston Hotel Occupancy Tax & Special Revenue, 5.25%, 09/1/2028, Call 09/1/2021	$510,460
1,425,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,486,190
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	941,348
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	523,220
100,000	4.40%, 12/1/2047, Call 12/1/2022	102,242
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,576,275
5,000,000	County of Travis, 5.00%, 03/1/2036, Call 03/1/2029	6,522,200
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/20212	3,116,970
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,155,450
300,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	328,935
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,265,018
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,267,410
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	3,626,910
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,386,656
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	526,395
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/1/20212 4	531,680
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	540,228
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	896,070
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,079,150
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	443,606
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,616,490
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,556,554
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	849,613
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,218,861
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,196,260
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021* [5]	662,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,029,650
290,000	5.50%, 08/1/2027	369,332
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	2,054,202
	State of Texas

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$2,000,000	5.00%, 10/1/2026, Call 10/1/2025	$2,445,840
2,515,000	5.00%, 10/1/2036, Call 10/1/2025	3,037,340
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,103,920
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,183,980
1,430,000	5.00%, 07/1/2043, Call 01/1/2029	1,773,529
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,772,118
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	679,714
1,920,000	6.25%, 12/15/2026	2,304,826
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	538,145
500,000	5.00%, 12/15/2031, Call 12/15/2022	535,240
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	585,335
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[2]	1,241,491
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,842,000
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	519,863
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,800,060
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,506,080
1,550,000	4.00%, 10/15/2038, Call 10/15/2029	1,913,149
5,000,000	5.00%, 04/15/2049, Call 10/15/2028	6,397,500
	Town of Westlake
300,000	5.50%, 09/1/2025	307,527
200,000	6.13%, 09/1/2035, Call 09/1/2025	205,510
1,200,000	Uptown Development Authority, 5.00%, 9/1/2036, Call 9/1/2026	1,381,056
		91,858,997
	UTAH — 0.9%
3,000,000	County of Utah, 5.00%, 05/15/2043, Call 05/15/2021	3,052,710
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,460,496
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,217,450
	Utah Charter School Finance Authority
100,000	3.63%, 06/15/2021[4]	100,656
1,100,000	4.50%, 07/15/2027[4]	1,147,201
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	552,140
4,000,000	Utah Housing Corp., 1.54%, 08/1/2022, Call 08/1/2021[1]	4,027,880
		11,558,533

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VERMONT — 0.1%
$1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	$1,488,396
	VIRGINIA — 1.2%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018* [5]	429,000
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,154,520
675,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 02/8/20212 4	677,309
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,575,900
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,258,820
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,300,150
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,907,775
	Virginia Small Business Financing Authority
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	136,206
2,000,000	5.00%, 07/1/2049, Call 01/1/2022[2]	2,075,500
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[2]	2,038,925
		14,554,105
	WASHINGTON — 3.2%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,418,640
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,738,515
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	740,053
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,060,450
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,652,152
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,537,465
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,797,323
155,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	190,159
1,500,000	Port of Seattle, 5.00%, 04/1/2044, Call 04/1/2029[2]	1,832,745
	State of Washington
1,695,000	5.00%, 08/1/2036, Call 08/1/2029	2,237,925
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,223,140
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,820,613
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,214,990
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	2,098,332
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	2,195,897
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,921,260
195,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 01/22/2021	195,259

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
	Washington Health Care Facilities Authority
$500,000	5.00%, 08/15/2032, Call 08/15/2027	$580,280
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,072,543
500,000	5.00%, 08/1/2038, Call 08/1/2029	629,525
2,500,000	1.20% (1-Month USD Libor+ 110 basis points), 01/1/2042, Call 01/1/2022[3]	2,509,225
	Washington State Convention Center Public Facilities District
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,171,050
1,250,000	5.00%, 07/1/2058, Call 07/1/2028	1,458,075
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,222,880
		38,518,496
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,066,120
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,270,730
		2,336,850
	WISCONSIN — 1.2%
	Public Finance Authority
435,000	5.00%, 07/1/20222	454,088
890,000	4.00%, 07/1/2027, Call 07/1/2024	961,734
500,000	5.75%, 02/1/2035, Call 02/1/2025	525,660
535,000	5.00%, 07/1/2037, Call 07/1/2024	580,625
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	893,570
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	524,485
500,000	5.75%, 04/1/2042, Call 04/1/2022	519,865
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,040,660
165,000	6.00%, 07/15/2042, Call 07/15/2022	172,951
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	484,146
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,074,230
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	282,914
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	198
7,085	0.00%, 01/1/20474 5	188
7,034	0.00%, 01/1/20484 5	184
6,984	0.00%, 01/1/20494 5	179
6,882	0.00%, 01/1/20504 5	169
7,540	0.00%, 01/1/20514 5	182
194,116	0.00%, 07/1/20514 5	128,344
7,490	0.00%, 01/1/20524 5	174
7,388	0.00%, 01/1/20534 5	168
7,338	0.00%, 01/1/20544 5	163

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$7,237	0.00%, 01/1/20554 5	$157
7,135	0.00%, 01/1/20564 5	152
7,085	0.00%, 01/1/20574 5	147
6,984	0.00%, 01/1/20584 5	141
6,933	0.00%, 01/1/20594 5	138
6,882	0.00%, 01/1/20604 5	132
6,781	0.00%, 01/1/20614 5	126
6,730	0.00%, 01/1/20624 5	122
6,629	0.00%, 01/1/20634 5	118
6,579	0.00%, 01/1/20644 5	115
6,528	0.00%, 01/1/20654 5	110
6,427	0.00%, 01/1/20664 5	103
83,706	0.00%, 01/1/20674 5	1,249
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,553,565
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,233,800
3,000,000	Village of Mount Pleasant WI, BAM-TCRS MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,618,780
		14,053,832
	TOTAL MUNICIPAL BONDS
	(Cost $893,812,460)	961,989,575

Number of Shares
	COMMON STOCK — 0.1%
32,339	Energy Harbor Corp.*	824,645
	TOTAL COMMON STOCK
	(Cost $965,130)	824,645

	CLOSED-END MUTUAL FUNDS — 0.7%
8,184	BlackRock Long-Term Municipal Advantage Trust	104,100
53,753	BlackRock MuniVest Fund, Inc.	493,990
31,817	BlackRock MuniYield Quality Fund, Inc.	524,980
72,299	BNY Mellon Municipal Income, Inc.	641,292
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,002,882
30,359	BNY Mellon Strategic Municipals, Inc.	257,748
23,539	DTF Tax-Free Income, Inc.	350,731
87,593	DWS Municipal Income Trust	1,018,707
17,462	Invesco Advantage Municipal Income Trust II	198,194
17,008	Invesco Municipal Opportunity Trust	218,043
23,118	Invesco Municipal Trust	296,373
11,819	Invesco Trust for Investment Grade Municipals	156,129

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
8,572	Neuberger Berman Municipal Fund, Inc.	$130,294
37,184	Pioneer Municipal High Income Advantage Trust	433,194
123,034	Pioneer Municipal High Income Trust	1,530,543
108,960	Western Asset Managed Municipals Fund, Inc.	1,399,046
8,866	Western Asset Municipal Partners Fund, Inc.	132,547
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,138,880)	8,888,793
	OPEN-END MUTUAL FUND — 2.4%
1,939,966	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	28,827,901
	TOTAL OPEN-END MUTUAL FUND
	(Cost $26,914,557)	28,827,901
	PRIVATE FUNDS — 13.3%
	MacKay Municipal Credit Opportunities Fund, LP*	32,127,871
	MacKay Municipal Opportunities Fund, LP*	130,607,595
	TOTAL PRIVATE FUNDS
	(Cost $132,171,943)	162,735,466
	SHORT-TERM INVESTMENT — 1.8%
21,344,313	JPMorgan Prime Money Market Fund - Institutional Shares, 0.09%[7]	21,354,985
	TOTAL SHORT-TERM INVESTMENT
	(Cost $21,356,338)	21,354,985
	TOTAL INVESTMENTS — 97.1%
	(Cost $1,084,359,308)	1,184,621,365
	Other assets less liabilities — 2.9%	35,568,846
	TOTAL NET ASSETS — 100.0%	$1,220,190,211

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

*	Non-income producing security.
[1]	Variable rate security.
[2]	Alternative Minimum Tax eligible security.
[3]	Floating rate security.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
[5]	Security is in default.
[6]	Rounds to less than 0.05%.
[7]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

FHA — Federal Housing Administration

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 59.7%
	ALTERNATIVE DIVERSIFIERS — 7.1%
6,801,224	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$70,460,682
855,877	GMO SGM Major Markets Fund - Class VI	28,132,666
		98,593,348
	CORE/ALTERNATIVE DIVERSIFIERS — 52.6%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	372,940,145
1,041,050	GMO Global Asset Allocation Fund - Class III	35,551,869
14,680,504	JPMorgan Global Allocation Fund - Class R6	323,264,695
		731,756,709
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $781,469,539)	830,350,057
	EXCHANGE-TRADED FUND — 14.4%
	REAL ASSET — 14.4%
11,098,928	iShares Gold Trust*	201,223,565
	TOTAL EXCHANGE-TRADED FUND
	(Cost $176,999,511)	201,223,565
	PRIVATE FUNDS — 23.2%
	ALTERNATIVE DIVERSIFIERS — 11.5%
	Elliott Associates, LP - Class C*	3,777,594
	Millennium International, Ltd. - Class GG*	31,263,815
	Millennium International, Ltd. - Sub-Class GG-C*	5,451,527
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A*	119,259,325
		159,752,261
	CORE DIVERSIFIERS — 11.7%
	All Weather Portfolio Limited*	150,349,355
	D. E. Shaw Orienteer International Fund, LP*	12,590,616
		162,939,971
	TOTAL PRIVATE FUNDS
	(Cost $278,117,934)	322,692,232
	SHORT-TERM INVESTMENT — 2.7%
37,314,119	JPMorgan Prime Money Market Fund - Institutional Shares, 0.09%[2]	37,332,776
	TOTAL SHORT-TERM INVESTMENT
	(Cost $37,314,662)	37,332,776
	TOTAL INVESTMENTS — 100.0%
	(Cost $1,273,901,646)	1,391,598,630
	Liabilities in excess of other assets — (0.0)%[3]	(119,244)
	TOTAL NET ASSETS — 100.0%	$1,391,479,386

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

*	Non-income producing security.
[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Rounds to less than 0.05%.

LP — Limited Partnership

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 98.5%
	CORE — 89.7%
4,226,920	DoubleLine Total Return Bond Fund - I Class	$45,228,041
10,576,508	MetWest Total Return Bond Fund - Plan Class[1]	110,947,574
2,104,060	PIMCO Income Fund - Institutional Class	25,480,168
955,694	Vanguard Total Bond Market Index Fund - Institutional Class	11,105,159
		192,760,942
	OPPORTUNISTIC — 8.8%
518,070	GMO Emerging Country Debt Fund - Class IV	13,671,862
880,862	Vanguard High-Yield Corporate Fund - Admiral Shares	5,267,553
		18,939,415
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $204,764,499)	211,700,357
	SHORT-TERM INVESTMENT — 3.2%
6,976,961	JPMorgan Prime Money Market Fund - Institutional Shares, 0.09%[2]	6,980,450
	TOTAL SHORT-TERM INVESTMENT
	(Cost $6,980,316)	6,980,450
	TOTAL INVESTMENTS — 101.7%
	(Cost $211,744,815)	218,680,807
	Liabilities in excess of other assets — (1.7)%	(3,660,626)
	TOTAL NET ASSETS — 100.0%	$215,020,181

1	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
2	The rate is the annualized seven-day yield at period end.

ASPIRIANT TRUST

NOTES TO THE SCHEDULES OF INVESTMENTS

December 31, 2020 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stocks
Australia	$-	$1,637,086	$-	$-	$1,637,086
Belgium	-	2,290,987	-	-	2,290,987
Bermuda	6,436,935	1,346,270	-	-	7,783,205
Canada	5,444,033	-	-	-	5,444,033
Cayman Islands	12,159,035	6,614,724	-	-	18,773,759
Chile	348,429	-	-	-	348,429
China	557,794	6,638,091	-	-	7,195,885
Denmark	2,473,249	4,225,003	-	-	6,698,252
Finland	-	1,204,369	-	-	1,204,369
France	-	10,449,870	-	-	10,449,870
Germany	-	3,945,804	-	-	3,945,804
Guernsey	3,142,270	-	-	-	3,142,270
Hong Kong	28,671	10,708,887	-	-	10,737,558
India	2,649,864	-	-	-	2,649,864
Ireland	4,844,736	1,408,306	-	-	6,253,042
Israel	2,627,297	-	-	-	2,627,297
Japan	1,720,564	24,495,712	-	-	26,216,276
Jersey	-	1,670,399	-	-	1,670,399
Netherlands	395,489	5,862,824	-	-	6,258,313
New Zealand	-	592,586	-	-	592,586
Norway	-	159,304	-	-	159,304
Philippines	146,137	-	-	-	146,137
Portugal	-	301,314	-	-	301,314
Singapore	461,775	1,778,428	-	-	2,240,203
South Korea	815,166	-	-	-	815,166
Spain	-	1,592,545	-	-	1,592,545
Sweden	-	604,674	-	-	604,674
Switzerland	3,696,566	13,206,309	-	-	16,902,875
Taiwan	14,954,655	1,706,706	-	-	16,661,361
United Kingdom	114,367	5,987,292	-	-	6,101,659
United States	214,374,262	-	-	-	214,374,262
Exchange-Traded Fund	144,256,543	-	-	-	144,256,543
Open-End Mutual Funds	726,464,382	-	-	-	726,464,382
Preferred Stocks
Germany	-	196,061	-	-	196,061
Private Fund	-	-	-	133,923,824	133,923,824
Short-Term Investments	124,137,371	13,381,395	-	-	137,518,766
Total Investments	$1,272,249,590	$122,004,946	$-	$133,923,824	$1,528,178,360

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of December 31, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Months)	Redemption Terms
Private Funds- Long/Short Equity(a)	$133,923,824	N/A	Indefinite	Monthly	2	N/A
	$133,923,824	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of December 31, 2020:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	8.8%	Long/Short Equity	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total

Municipal Bonds	$-	$961,989,575	$-	$-	$961,989,575
Common Stock	824,645	-	-	-	824,645
Closed-End Mutual Funds	8,888,793	-	-	-	8,888,793
Open-End Mutual Fund	28,827,901	-	-	-	28,827,901
Private Funds	-	-	-	162,735,466	162,735,466
Short-Term Investment	21,354,985	-	-	-	21,354,985
Total Investments	$59,896,324	$961,989,575	$-	$162,735,466	$1,184,621,365

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of December 31, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds- Fixed Income Relative-Value(a)	$162,735,466	N/A	Indefinite	Monthly -Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund's assets
	$162,735,466	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of December 31, 2020:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Mackay Municipal Opportunities Fund, LP	10.7%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$98,593,348	$—	$—	$—	$98,593,348
Core/Alternative Diversifiers	731,756,709	—	—	—	731,756,709
Exchange-Traded Fund:
Real Asset	201,223,565	—	—	—	201,223,565
Private Funds:
Alternative Diversifiers	—	—	—	159,752,261	159,752,261
Core Diversifiers	—	—	—	162,939,971	162,939,971
Short-Term Investment	37,332,776	—	—	—	37,332,776
Total Investments	$1,068,906,398	$—	$—	$322,692,232	$1,391,598,630

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of December 31, 2020:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds –
Merger Arbitrage (a)	$119,259,325	N/A	Indefinite	Daily	3 business days	N/A

Multi-Strategy (b)	40,492,936	$81,651,200	Indefinite	Quarterly-Semi-annual	60-90 calendar days	1) 0%-20% fund-level gate.

2) 5%-12.5% investor-level gate per cycle.

						3) Commitment lock-up of the earlier of (a) July 1, 2022 or (b) the date that is six months after the call date on which the commitment is fully drawn.

Risk Parity (c)	162,939,971	N/A	Indefinite	Monthly	5-10 business days	N/A
	$322,692,232	$81,651,200

(a)	This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.
(b)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(c)	This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of December 31, 2020:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	8.6%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	10.8%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$192,760,942	$—	$—	$192,760,942
Opportunistic	18,939,415	—	—	18,939,415
Short-Term Investment	6,980,450	—	—	6,980,450
Total Investments	$218,680,807	$—	$—	$218,680,807